COMMITMENTS AND CONTINGENCIES (Detail Textuals)	3 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2018 GBP (£)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 GBP (£)
October 5, 2018
Long-term Purchase Commitment [Line Items]
Total semi annual payments | £		£ 57,500
Research and Development Contracts
Long-term Purchase Commitment [Line Items]
Total semi annual payments | £		115,000		£ 154,000
Research and Development Contracts | October 1, 2018
Long-term Purchase Commitment [Line Items]
Payment for research and development			$ 100,000
Research and Development Contracts | September 1, 2018
Long-term Purchase Commitment [Line Items]
Payment for research and development			77,760
Research and Development Contracts | December 1, 2018
Long-term Purchase Commitment [Line Items]
Payment for research and development	$ 77,760		77,760
Research and Development Contracts | March 1, 2019
Long-term Purchase Commitment [Line Items]
Payment for research and development	$ 77,760		$ 77,760
Research and Development Contracts | April 5, 2019
Long-term Purchase Commitment [Line Items]
Total semi annual payments | £		£ 57,500